ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
Accrued payroll and welfare	$1,742	$1,546
Other tax payable	50	43
Accrued staff disbursement	1,010	994
Deposit payable	25	24
Other current liabilities (i)	7,805	7,634
Other accrued expenses	313	311
	$10,945	$10,553
(i)	The other current liabilities mainly consist of the amounts due to AM Advertising and its subsidiaries mainly represent the borrowings from AM Advertising and its subsidiaries for the purpose of operation.